Intangible Assets, Net (Tables) (Superior Living SDN. BHD.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member]
Schedule of Intangible Assets	Intangible assets, net, consist of the following:
	March 31, 2020	December 31, 2019

Computer software	$33,012	$139,798
Less: accumulated amortization	(26,326)	(132,206)
Total	$6,686	$7,592

Intangible assets, net, consist of the following:

	December 31, 2019	December 31, 2018

Computer software	$139,798	$135,916
Less: accumulated depreciation and amortization	(132,206)	(124,889)
Total	$7,592	$11,027